Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 15,796,689.0	$ 192,197.2	₨ 12,488,223.5
Gross Assets	121,749.4	1,481.3	80,202.3
Gross Liabilities	98,783.5	1,201.9	74,819.2
Net Fair Value	22,965.9	279.4	5,383.1
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	5,974,019.2	72,685.5	5,142,612.3
Gross Assets	41,148.2		28,564.1
Gross Liabilities	36,627.4		27,644.4
Net Fair Value	4,520.8	55.0	919.7
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	140,693.0	1,711.8	50,610.7
Gross Assets	1,848.4		1,574.1
Gross Liabilities	541.4		14.8
Net Fair Value	1,307.0	15.9	1,559.3
Currency options
Derivatives, Fair Value [Line Items]
Notional	257,641.1	3,134.7	434,371.3
Gross Assets	1,402.4		1,845.1
Gross Liabilities	1,578.3		2,439.5
Net Fair Value	(175.9)	(2.1)	(594.4)
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	372,114.3	4,527.5	308,757.4
Gross Assets	21,753.7		10,463.6
Gross Liabilities	7,213.4		4,312.3
Net Fair Value	14,540.3	176.9	6,151.3
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	9,052,221.4	110,137.7	6,551,871.8
Gross Assets	55,596.7		37,755.4
Gross Liabilities	52,823.0		40,408.2
Net Fair Value	₨ 2,773.7	$ 33.7	₨ (2,652.8)